Performance Management - Bold Shares Prospectus - Dreyfus Government Cash Management	Jan. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of the fund's Service shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The historical performance of the fund's Service shares, which are not offered in this prospectus, is shown in the bar chart and table since BOLD® Future shares are new and past performance information is not available for BOLD® Future shares as of the date of this prospectus. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses. Accordingly, although BOLD® Future shares are estimated to have a lower total annual expense ratio to that of Service shares, to the extent BOLD® Future shares were to have a higher total annual expense ratio than Service shares, the performance shown for BOLD® Future shares would be lower.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The historical performance of the fund's Service shares, which are not offered in this prospectus, is shown in the bar chart and table since BOLD® Future shares are new and past performance information is not available for BOLD® Future shares as of the date of this prospectus. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Service Shares
During the periods shown in the chart: Best Quarter Q4, 2023: 1.12% Worst Quarter Q1, 2022: 0.01%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q4, 2023: 1.12% Worst Quarter Q1, 2022: 0.01% The year-to-date total return of the fund's Service shares as of March 31, 2024 was 1.10%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.10%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]

Average Annual Total Returns as of 12/31/23*
	1 Year	Since Inception (11/16/2020)
Service Shares	4.20%	1.66%
For the current yield, call toll-free 1-800-373-9387 (inside the U.S. only).
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23	[1]
Performance Table Closing [Text Block]	For the current yield, call toll-free 1-800-373-9387 (inside the U.S. only).
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com

[1]	Reflects the performance of the fund's Service shares, which are offered in a separate prospectus.